INVENTORY (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Inventory [Line Items]
Finished goods	$ 570	$ 555
Purchased parts and fabricated assemblies	461	483
Inventory	1,031	1,038
Inventory-related excess and obsolescence charges	$ 40	$ 24	$ 29